NON-RECOURSE BORROWINGS NON RECOURSE BORROWINGS - Schedule of Non-recourse borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 8,600	$ 9,009
Property-specific borrowings	103,209	63,721
Non-recourse borrowings of managed entities	$ 111,809	$ 72,730